Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventories
Schedule of inventories

(Thousands)	June 30, 2022	December 31, 2021
Raw materials	$55,887	$45,079
Finished goods	21,955	14,895
Green coffee	77,481	49,192
Total inventories	$155,323	$109,166

(Thousands)	December 31, 2021	December 31, 2020
Raw materials	$45,079	$39,838
Finished goods	14,895	14,577
Green coffee	49,192	29,962
Total inventories	$109,166	$84,377